SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bank current accounts and cash on hand	$ 20,516	$ 72,180	$ 23,106
Initial recognition of right of use assets	1,769	233
Marketable securities adjustment included in account receivable with an offset to other gains		25
Interest expense on lease	32	7
Stock options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	277	1,479
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	487	333
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,140	$ 506
Fresnillo obligation
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 37,800